Expense Example {- Fidelity Freedom Blend 2060 Fund} - NF_03.31 Fidelity Freedom Blend Funds - Premier Combo PRO-01 - Fidelity Freedom Blend 2060 Fund - Premier Class	Apr. 02, 2021 USD ($)
Expense Example:
1 year	$ 30
3 years	93
5 years	163
10 years	$ 368